SCHEDULE OF LOSS PER SHARE BASIS OF REVERSE STOCK SPLIT (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net losses available to common stockholders	$ (2,013,488)	$ (3,126,839)
Basic weighted average shares outstanding	85,045,339	1,738,802
Diluted weighted average shares outstanding	85,045,339	1,738,802
Basic net loss per share	$ (0.02)	$ (1.80)
Diluted net loss per share	$ (0.02)	$ (1.80)
Pre-Reverse Stock Split [Member]
Net losses available to common stockholders	$ 2,013,488	$ 3,126,839
Basic weighted average shares outstanding	85,045,339	1,738,802
Diluted weighted average shares outstanding	85,045,339	1,738,802
Basic net loss per share	$ 0.02	$ 1.80
Diluted net loss per share	$ 0.02	$ 1.80
Post-Reverse Stock Split [Member]
Net losses available to common stockholders	$ 2,013,488	$ 3,126,839
Basic weighted average shares outstanding	850	17
Diluted weighted average shares outstanding	850	17
Basic net loss per share	$ 2,368.81	$ 183,931.71
Diluted net loss per share	$ 2,368.81	$ 183,931.71
Reverse Stock Split 1:10,000 [Member]
Net losses available to common stockholders	$ 2,013,488	$ 3,126,839
Basic weighted average shares outstanding	8,505	174
Diluted weighted average shares outstanding	8,505	174
Basic net loss per share	$ 236.74	$ 17,970
Diluted net loss per share	$ 236.74	$ 17,970
Reverse Stock Split 1:50,000 [Member]
Net losses available to common stockholders	$ 2,013,488	$ 3,126,839
Basic weighted average shares outstanding	1,701	35
Diluted weighted average shares outstanding	1,701	35
Basic net loss per share	$ 1,183.71	$ 89,338.26
Diluted net loss per share	$ 1,183.71	$ 89,338.26
Reverse Stock Split 1:100,000 [Member]
Net losses available to common stockholders	$ 2,013,488	$ 3,126,839
Basic weighted average shares outstanding	850	17
Diluted weighted average shares outstanding	850	17
Basic net loss per share	$ 2,368.81	$ 183,931.71
Diluted net loss per share	$ 2,368.81	$ 183,931.71